Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be involved in lawsuits, claims or legal proceedings that arise in the ordinary course of business, including proceedings related to the Company’s obligation to register shares for public offering. The Company accrues a contingent liability when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Management believes that there are no claims against us for which the outcome is expected to have a material effect on our financial position, results of operations or cash flows.

G3 Tax Lien

The Internal Revenue Service has placed a federal tax lien on all the property and rights to property belonging to G3 which would include any proceeds from sale of property assets included in the financial statements of the Company. The lien relates to unpaid federal income taxes for 2017. Inclusive of interest, the balance owed is approximately $2,200,000 as of March 2026.

As disclosed in Note 3, the Company and G3 included a provision in the Merger Agreement that adjusts the aggregate share consideration to be paid to the shareholders of HBC if the G3 Tax Lien is not released prior to closing. Specifically, 4,000 shares of Solidion common stock, issuable to the HBC shareholders as part of the Merger Consideration at or following closing, will depend on whether the G3 Tax Lien has been settled by G3 prior to closing. As of the Merger closing and the three months ended March 31, 2026, the G3 Tax Lien remained unsettled by G3 and as of March 31, 2026, the 4,000 holdback shares have not been issued.

The G3 Tax Lien represents a potential obligation that would become payable only upon the sale of the building. As the timing and likelihood of such a sale are uncertain and there are no immediate plans to sell, the Company has not recorded a liability on the balance sheet for this contingent obligation. Should the Company decide to sell the building in the future, this lien may need to be settled from the proceeds of the sale, which could impact the net cash inflow from such a transaction. The Company will continue to monitor the situation and will recognize a liability in the financial statements if and when it becomes probable that the building will be sold and the lien will need to be satisfied.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company may be involved in lawsuits, claims or legal proceedings that arise in the ordinary course of business, including proceedings related to the Company’s obligation to register shares for public offering. The Company accrue a contingent liability when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Management believes that there are no claims against us for which the outcome is expected to have a material effect on our financial position, results of operations or cash flows.

G3 Tax Lien

The Internal Revenue Service has placed a federal tax lien on all the property and rights to property belonging to G3 which would include any proceeds from sale of property assets included in the financial statements of the Company. The lien relates to unpaid federal income taxes for 2017. Inclusive of interest, the balance owed is approximately $2,200,000 as of December 31, 2025.

As disclosed in Note 3, the Company and G3 included a provision in the Merger Agreement that adjusts the aggregate share consideration to be paid to the shareholders of HBC if the G3 Tax Lien is not released prior to closing. Specifically, 4,000 shares of Solidion common stock, issuable to the HBC shareholders as part of the Merger Consideration at or following closing, will depend on whether the G3 Tax Lien has been settled by G3 prior to closing. As of the Merger closing and through December 31, 2025, the G3 Tax Lien remained unsettled by G3 and as of December 31, 2025, the 4,000 holdback shares have not been issued.

The G3 Tax Lien represents a potential obligation that would become payable only upon the sale of the building. As the timing and likelihood of such a sale are uncertain and there are no immediate plans to sell, the Company has not recorded a liability on the balance sheet for this contingent obligation. Should the Company decide to sell the building in the future, this lien may need to be settled from the proceeds of the sale, which could impact the net cash inflow from such a transaction. The Company will continue to monitor the situation and will recognize a liability in the financial statements if and when it becomes probable that the building will be sold and the lien will need to be satisfied.